UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Karsch Capital Management, LP
Address: 110 East 59th Street
         27th Floor
         New York, NY  10022

13F File Number:  028-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Karsch
Title:     Principal
Phone:     (212) 507-9782

Signature, Place, and Date of Signing:

 /s/    Michael A. Karsch     New York, NY/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $1,960,229 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   COM              018490102    68743   756660 SH       SOLE                   756660        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784   123897  3565390 SH       SOLE                  3565390        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524a108    18713   217360 SH       SOLE                   217360        0        0
APPLE INC                      COM              037833100     5398     8800 SH       SOLE                     8800        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686c109     6820   377000 SH       SOLE                   377000        0        0
CAPITAL ONE FINL CORP          COM              14040h105    74370  1239080 SH       SOLE                  1239080        0        0
CARMAX INC                     COM              143130102    35781  1082290 SH       SOLE                  1082290        0        0
CBS CORP NEW                   CL B             124857202    59797  1796778 SH       SOLE                  1796778        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117m305    44503   584110 SH       SOLE                   584110        0        0
COMCAST CORP NEW               CL A             20030n101    55728  1529720 SH       SOLE                  1529720        0        0
CVS CAREMARK CORPORATION       COM              126650100    23455   511220 SH       SOLE                   511220        0        0
DISNEY WALT CO                 COM DISNEY       254687106    49127   967826 SH       SOLE                   967826        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    13459  1609900 SH       SOLE                  1609900        0        0
EQUINIX INC                    COM NEW          29444u502     2677    14410 SH       SOLE                    14410        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219g108   136638  2205259 SH       SOLE                  2205259        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964c106    30532  1132070 SH       SOLE                  1132070        0        0
GOLAR LNG LTD BERMUDA          SHS              g9456a100    24481   636520 SH       SOLE                   636520        0        0
HARRY WINSTON DIAMOND CORP     COM              41587b100     8547   601510 SH       SOLE                   601510        0        0
HOME DEPOT INC                 COM              437076102    15224   246550 SH       SOLE                   246550        0        0
HUMANA INC                     COM              444859102    12251   164005 SH       SOLE                   164005        0        0
INGERSOLL-RAND PLC             SHS              g47791101    77967  1709420 SH       SOLE                  1709420        0        0
ISHARES TR                     S&P 500 INDEX    464287200     5827    41050 SH       SOLE                    41050        0        0
LINKEDIN CORP                  COM CL A         53578a108    11883   114120 SH       SOLE                   114120        0        0
LOWES COS INC                  COM              548661107    55280  1711454 SH       SOLE                  1711454        0        0
MASTERCARD INC                 CL A             57636q104    23834    51829 SH       SOLE                    51829        0        0
MCGRAW HILL COS INC            COM              580645109     5452    99660 SH       SOLE                    99660        0        0
MOODYS CORP                    COM              615369105    62491  1391470 SH       SOLE                  1391470        0        0
MOSAIC CO NEW                  COM              61945c103    55070  1037690 SH       SOLE                  1037690        0        0
PFIZER INC                     COM              717081103    65458  2598580 SH       SOLE                  2598580        0        0
PFIZER INC                     COM              717081103    29820  1200000 SH  CALL SOLE                  1200000        0        0
QUALCOMM INC                   COM              747525103    93834  1609232 SH       SOLE                  1609232        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    69881  4482400 SH  CALL SOLE                  4482400        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   129573   900000 SH  PUT  SOLE                   900000        0        0
STARBUCKS CORP                 COM              855244109    22486   500000 SH       SOLE                   500000        0        0
STARWOOD PPTY TR INC           COM              85571b105    20761   918225 SH       SOLE                   918225        0        0
TIME WARNER CABLE INC          COM              88732j207    65828   673780 SH       SOLE                   673780        0        0
TYCO INTERNATIONAL LTD         SHS              h89128104   137866  5140424 SH       SOLE                  5140424        0        0
UNITEDHEALTH GROUP INC         COM              91324p102      674    12000 SH       SOLE                    12000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    55410  1000000 SH  CALL SOLE                  1000000        0        0
VALSPAR CORP                   COM              920355104    48852   857060 SH       SOLE                   857060        0        0
VIACOM INC NEW                 CL B             92553p201    24782   461490 SH       SOLE                   461490        0        0
VISA INC                       COM CL A         92826c839    23968   175407 SH       SOLE                   175407        0        0
WEYERHAEUSER CO                COM              962166104    51889  1861833 SH       SOLE                  1861833        0        0
YUM BRANDS INC                 COM              988498101    11202   160000 SH       SOLE                   160000        0        0